Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ 1,196		$ (157)		$ 1,029
Depreciation, Amortization and Accretion, Net	2,381		2,713		4,146
Other Impairment	19		40		170
Changes In Fair Value Of Mortgage Servicing Rights	677		1,606		872
Provision for Loan Losses Expensed Including Discontinued Operations	405		217		469
Gain Loss on Sales of Loans Net Including Discontinued Operations	(527)		(459)		(1,014)
Available-for-sale Securities Gross Realized Gain Loss Excluding Otti Including Disc Ops	(177)		(294)		(520)
Gain Loss on Extinguishment of Debt Including Discontinued Operations	148		64		123
Payments for Origination and Purchases of Loans Held-for-sale	(33,075)		(60,270)		(73,823)
Proceeds from Sale of Loans Held-for-sale	34,073		61,187		80,093
Total Charge Recorded Related to ResCap Bankruptcy	1,192		0		0
Trading assets	595		(483)		(39)
Deferred income taxes	(1,491)		(198)		(272)
Interest payable	(311)		(98)		177
Other assets	802		(311)		1,240
Other liabilities	(595)		1,390		(504)
Other, net	(263)		546		(540)
Net cash provided by (used in) operating activities	5,049		5,493		11,607
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of available-for-sale securities	(12,816)		(19,377)		(24,116)
Proceeds from sales of available-for-sale securities	7,662		14,232		17,872
Proceeds from maturities of available-for-sale securities	5,673		4,965		4,527
Net (increase) decrease in finance receivables and loans	(11,943)		(16,998)		(17,344)
Proceeds from sales of finance receivables and loans	2,332		2,868		3,138
Purchases of operating lease assets	(7,444)		(6,528)		(3,551)
Disposals of operating lease assets	1,745		5,517		8,627
Proceeds from sale of business units, net	516	[1]	50	[1]	161	[1]
Net decrease in cash and cash equivalents from deconsolidation of ResCap	(539)		0		0
Other, net	(1,741)		1,143		3,119
Net cash (used in) provided by investing activities	(16,555)		(14,128)		(7,567)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net change in short-term borrowings	2,694		514		(3,629)
Net increase in bank deposits	7,580		5,840		6,556
Proceeds from issuance of long-term debt	39,401		44,754		39,002
Repayments of long-term debt	(39,909)		(40,473)		(49,530)
Dividends paid	(802)		(819)		(1,253)
Other, net	(927)		234		869
Net cash provided by (used in) financing activities	8,037		10,050		(7,985)
Effect of exchange-rate changes on cash and cash equivalents	(58)		49		102
Net Cash Provided by (Used in) Continuing Operations	(3,527)		1,464		(3,843)
Net Cash Provided by (Used in) Discontinued Operations	(1,995)	[1],[2]	(99)	[1],[2]	725	[1],[2]
Cash and cash equivalents at beginning of period	13,035		11,670		14,788
Cash and cash equivalents at end of period	7,513		13,035		11,670
Cash and cash equivalents of business units at the time of disposition	147		88		1,200
Supplemental Cash Flow Information [Abstract]
Interest	5,311		5,630		5,531
Income taxes	404		507		517
Increase in Finance Receivables and Loans Due to Change in Accounting Principle	0	[3]	0	[3]	17,990	[3]
Increase in Long-Term Debt Due to Change in Accounting Principle	0	[3]	0	[3]	17,054	[3]
Transfer of mortgage servicing rights into trading assets through certification	0		266		0
Noncash Conversion of Stock	0		0		5,208
Proceeds from sales and repayments of mortgage loans held-for-investment originally designated as held-for-sale	127		241		1,324
Consolidation of Loans, Net	0		0		137
Consolidation of Variable Interest Entity Debt	0		0		78
Deconsolidation of Loans, Net	0		0		1,969
Deconsolidation of Variable Interest Entity Debt	$ 0		$ 0		$ 1,903

[1]	The amounts are net of cash and cash equivalents of $147 million at December 31, 2012, $88 million at December 31, 2011, and $1.2 billion at December 31, 2010 of business units at the time of disposition.
[2]	Cash flows of discontinued operations are reflected within operating, investing, and financing activities in the Consolidated Statement of Cash Flows. The cash balance of these operations is reported as assets of operations held-for-sale on the Consolidated Balance Sheet.
[3]	Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.